Stockholders' deficit - Stock warrants (Details)	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Apr. 30, 2015 $ / shares shares	Apr. 10, 2015 $ / shares shares
Stock warrants
Warrants voting rights	0
Redeemable Convertible Preferred Stock Warrant Liability
Stock warrants
Number of warrants issued					79,545
Exercise Price per Share | $ / shares					$ 0.88
Warrants term					10 years
Common warrants issued on June 2013
Stock warrants
Number of warrants issued		26,846
Number of Warrant Shares		26,846	26,846
Exercise Price per Share | $ / shares		$ 0.79	$ 0.79
Fair Value on Issuance | $		$ 339,000	$ 339,000
Common warrants issued on January 2014
Stock warrants
Number of warrants issued		13,422
Number of Warrant Shares		13,422	13,422
Exercise Price per Share | $ / shares		$ 0.79	$ 0.79
Fair Value on Issuance | $		$ 223,000	$ 223,000
Common warrants issued on April 2015
Stock warrants
Number of warrants issued	1,000	79,545		79,545	79,545
Number of Warrant Shares		79,545	79,545
Exercise Price per Share | $ / shares	$ 69.94	$ 0.88	$ 0.88	$ 0.88	$ 0.88
Fair Value on Issuance | $	$ 68,000	$ 68,000	$ 68,000
Warrants term					10 years
Series A Common Stock Warrants
Stock warrants
Exercise Price per Share | $ / shares	$ 69.94
Fair Value on Issuance | $	$ 1,400
Number of securities called by warrants	1,000